16. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 16. Subsequent Events

On October 21, 2016, the Company issued 11,445 shares of common stock upon the exercise of warrants to purchase shares of common stock for $1.00.

On October 4, 2016 the Company granted nonqualified stock options to acquire 100,000 shares of the Company’s common stock to Rob Rians. The options granted are exercisable at $1.36 per share, representing the fair market value of the common stock as of the date of grant. These options are fully vested and are exercisable as of the date of the grant and will expire five years thereafter. Based on a Black-Sholes valuation model, these options were valued at $88,629 in accordance with FASB ASC Topic 718.

On October 4, 2016 the Company granted nonqualified stock options to acquire 25,000 shares of the Company’s common stock to Todd Ferrell. The options granted are exercisable at $1.36 per share, representing the fair market value of the common stock as of the date of grant. These options will vest and become exercisable on February 1, 2018 and will expire five years from the grant date. Based on a Black-Sholes valuation model, these options were valued at $22,157 in accordance with FASB ASC Topic 718.

On October 24, 2016 the Company issued 2,286,209 shares of common stock and 571,557 warrants to purchase shares of common stock upon the conversion of a note principal and accrued interest totaling $1,143,101, that bear interest at 12% per annum, and was convertible into units, where each unit consists of: (i) one share of common stock, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock at an exercise price of $0.75 per share with a conversion ratio equal to $0.50 per unit.

On November 1, 2016, AC Midwest Energy LLC (the “Lender”) deferred the principal payment due of $720,898 per the terms of the Financing Agreement until the note maturity date on July 31, 2018. This amount will be added to principal and will bear interest during this period

On November 1, 2016, the Company entered into an Amended and Restated Financing Agreement with the Lender (the “Restated Financing Agreement”). As of November 1, 2016, the outstanding aggregate principal balance owing to the Lender pursuant to the Financing Agreements was $9,646,686 per 12% senior secured convertible notes issued to the Lender and which mature on July 31, 2018 (the “AC Midwest Notes”). Pursuant to the Restated Financing Agreement, Lender, which holds various warrants to acquire shares of the Company’s common stock (the “AC Midwest Warrants”), will exercise on a cashless basis a portion of the AC Midwest Warrants for 10,000,000 shares of the Company’s common stock and exchange the AC Midwest Notes, together with all accrued and unpaid interest thereon, and the remaining unexercised portion of the AC Midwest Warrants, for (i) a new senior secured note in the principal amount of $9,646,686.08, and (ii) a subordinated unsecured note in the principal amount of $13,000,000. The completion of the transactions contemplated by the Restated Financing Agreement are subject to various conditions including but not limited to the closing by the Company of an equity offering raising at least $10.0 million of gross proceeds prior to December 31, 2016.

On November 2, 2016, the Company issued 38,651 shares of common stock upon the cashless exercise of options to purchase 50,000 shares of common stock for $0.37 per share based on a market value of $1.63 per share as determined under the terms of the option.

On November 3, 2016, the Company issued 54,783 shares of common stock upon the cashless exercise of warrants to purchase 70,000 shares of common stock for $0.35 per share based on a market value of $1.61 per share as determined under the terms of the warrant.

On November 7, 2016, the Company issued 103,500 shares of common stock upon the conversion of a note with principal and accrued interest totaling $51,750, that bears interest at 10% per annum, and was convertible into one share of common stock, par value $0.001 per share, with a conversion ratio equal to $0.50 per share

On January 1, 2016, the Company issued 164,500 shares of common stock to the holders of notes with a term of three years, bear interest at 10% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share, as payment for accrued interest due as of December 31, 2015.

On January 28, 2016, the Company entered into Amendment No. 3 to Financing Agreement and Reaffirmation of Guaranty (the "Third Amended Financing Agreement") with Lender, pursuant to which Lender agreed to cause its bank to arrange for the issuance to a certain customer of the Company a standby letter of credit in the amount of $2,000,000 (the "Letter of Credit") to permit the Company to enter into a contract for mercury capture program with such customer. The Letter of Credit is to guarantee the Company's performance under its contract with such customer.

Under the Third Amended Financing Agreement, and in consideration for the issuance of the Letter of Credit for the benefit of the Company, the Company shall pay AC Midwest a fee equal to 12.0% per annum of the amount available to be drawn under the Letter of Credit (the "Letter of Credit Fee") payable on the last day of each calendar month. In addition, and in consideration for the issuance of the Letter of Credit, the Company has agreed to issue to AC Midwest (i) a five year warrant to purchase 2,000,000 shares of common stock at an exercise price of $0.35 per share of common stock (the "Third Warrant"), and (ii) a Senior Secured Letter of Credit Note (the "LC Note") to evidence any indebtedness owed by the Company arising from any draws made under the Letter of Credit. The Third Warrant shall be subject to certain anti-dilution adjustments including percentage based anti-dilution protection requiring that the aggregate number of shares of common stock purchasable upon its initial exercise not be less than an amount equal to 7.2% of the Company's then outstanding shares of capital stock on a fully diluted basis.